SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2003
                                                ---------------------

Check here if Amendment (     ) ;   Amendment Number:
                                                     ----------------
This Amendment (Check only one.) :        (     )    is a restatement.
                                          (     )    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Edward B. Goodnow
             -----------------------------------------------
Address:     36 Old King's Highway South
             -----------------------------------------------
             Suite 300
             -----------------------------------------------
             Darien, CT  06820
             -----------------------------------------------


Form 13F File Number: 028-03087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter J. Gavey
       ------------------------------------------------------------------------
Title: Director
       ------------------------------------------------------------------------
Phone: 203-655-6272
       ------------------------------------------------------------------------

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Type  (Check only one.):

(  X )       13F HOLDINGS REPORT. (Check here is all holdings of this
             reporting manager are reported in this report.)

(    )       13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported y other reporting manager(s).)

(    )       13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:              0
                                                ----------------------

Form 13F Information Table Entry Total:         50
                                                ----------------------
Form 13F Information Table Value Total:         $213,632
                                                ----------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



FORM 13F Report for Quarter Ended December 31, 2003

Name of Reporting Manager:  Edward B. Goodnow
13F File No.: 028-03087

Edward B. Goodnow
                                                       FORM 13F   INFORMATION
                                                VALUE   SHARES/     SH/     PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS  CUSIP  (x$1000 PRN  AMT     PRN     CALL   DISCRETION   MANAGERS   SOLE  SHARED  NONE
-------------------      -----------  ---------------- ---------- --------- ------ ----------- ----------- ----- ------- ---------
ANDREW CORP               PREFERRED    34425207   1395      10000    SH               SOLE                 10000
AMPHENOL CORP-CL A          COMMON     32095101   6061      94800    SH               SOLE                 94800
ALLIANT TECHSYSTEMS         COMMON     18804104   4881      84500    SH               SOLE                 84500
BANK OF NEW YORK CO         COMMON     64057102    265       8001    SH               SOLE                  8001
BOWATER INC                 COMMON    102183100     93       2000    SH               SOLE                  2000
BERKSHIRE HATHAWAY          COMMON     84670108  30330        360    SH               SOLE                   360
BEAZER HOMES USA INC        COMMON    07556Q105   2236      22900    SH               SOLE                 22900
CREDIT ACCEPTANCE CO        COMMON    225310101   6520     426117    SH               SOLE                426117
CAREER EDUCATION CO         COMMON    141665109   3019      75000    SH               SOLE                 75000
CIRCOR INTL INC             COMMON    17273K109   3772     156500    SH               SOLE                156500
CORVEL CORP                 COMMON    221006109   2602      69200    SH               SOLE                 69200
CVS CORP                    COMMON    126650100     99       2741    SH               SOLE                  2741
DOCENT INC                  COMMON    25608L502   1426     314180    SH               SOLE                314180
DOLLAR GENERAL CORP         COMMON    256669102   8833     420801    SH               SOLE                420801
ECHOSTAR COMMUN             COMMON    278762109   8868     260900    SH               SOLE                260900
DEVON ENERGY CO             COMMON    25179M103   2290      40000    SH               SOLE                 40000
CALLAWAY GOLF CO            COMMON    131193104   6607     392100    SH               SOLE                392100
EXULT INC                   COMMON    302284104   2642     367900    SH               SOLE                367900
GENESEE & WYOMING           COMMON    371559105   5679     180300    SH               SOLE                180300
HALLIBURTON CO              COMMON    406216101   6371     245050    SH               SOLE                245050
HUGHES ELECTRONICS CO       COMMON    444418107   5364     324099    SH               SOLE                324099
INTERACTIVECORP             COMMON    45840Q101  10206     300800    SH               SOLE                300800
INTL BUSINESS MACHINES      COMMON    459200101    130       1406    SH               SOLE                  1406
IDT CORPORATION             COMMON    448947309    231      10000    SH               SOLE                 10000
IDX SYSTEMS CORP            COMMON    449491109   1783      66500    SH               SOLE                 66500
INTERPOOL INC               COMMON    46062R108   9135     630000    SH               SOLE                630000
IRON MOUNTAIN INC PA        COMMON    462846106   5669     143374    SH               SOLE                143374
CARMAX INC                  COMMON    143130102   5883     190200    SH               SOLE                190200
LIBERTY MEDIA CORP          COMMON    530718105   8148     685308    SH               SOLE                685308
LESCARDEN INC               COMMON    526867106    105     345000    SH               SOLE                345000
LENNAR CORP                 COMMON    526057104   4186      43600    SH               SOLE                 43600
LENNAR CORP                 COMMON    526057302    304       3330    SH               SOLE                  3330
LABORATORY CORP             COMMON    50540R409   9962     269600    SH               SOLE                269600
LIFELINE SYS INC            COMMON    532192101   5583     293827    SH               SOLE                293827
LOWES CO                    COMMON    548661107   2404      43400    SH               SOLE                 43400
VAIL RESORTS INC            COMMON    91879Q109   2463     144900    SH               SOLE                144900
OVERSTOCK COM INC DEL       COMMON    690370101   3953     198955    SH               SOLE                198955
PECO ENERGY CO            PREFERRED   693304404    300       3800    SH               SOLE                  3800
POWERWAVE TECH              COMMON    739363109   1393     180000    SH               SOLE                180000
SEALED AIR CORP             COMMON    81211K100  10644     196608    SH               SOLE                196608
SEI CORP                    COMMON    784117103   1981      65024    SH               SOLE                 65024
STANCORP FINL GROUP         COMMON    852891100    855      13600    SH               SOLE                 13600
SPX CORP                    COMMON    784635104   7057     120000    SH               SOLE                120000
SPECTRASITE INC             COMMON    84761M104    869      25000    SH               SOLE                 25000
TJX COMPANIES INC NEW       COMMON    872540109   2681     121600    SH               SOLE                121600
TOMMY HILFIGER CO           COMMON    G8915Z102   2222     150000    SH               SOLE                150000
TOWER AUTOMOTIVE CAP TR   PREFERRED   891706301    635      22000    SH               SOLE                 22000
TYCO INTERNATIONAL LTD N    COMMON    902124106   1325      50002    SH               SOLE                 50002
WELLS FARGO & CO (POST N    COMMON    949746101     12        200    SH               SOLE                   200
YELLOW CORP                 COMMON    985577105   4160     115000    SH               SOLE                115000